UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-790

Fidelity Trend Fund
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Trend Fund

September 30, 2014

1.808771.110

TRE-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 18.2%
Auto Components - 0.1%
Johnson Controls, Inc.	26,382	$ 1,161
Automobiles - 0.2%
Tesla Motors, Inc. (a)	14,100	3,422
Diversified Consumer Services - 1.1%
H&R Block, Inc.	507,301	15,731
Hotels, Restaurants & Leisure - 2.2%
Bally Technologies, Inc. (a)	77,900	6,287
Chipotle Mexican Grill, Inc. (a)	13,300	8,866
Las Vegas Sands Corp.	36,733	2,285
McDonald's Corp.	16,100	1,526
Starbucks Corp.	170,635	12,876
		31,840
Household Durables - 0.4%
Whirlpool Corp.	35,500	5,171
Internet & Catalog Retail - 2.7%
Amazon.com, Inc. (a)	50,383	16,245
Ctrip.com International Ltd. sponsored ADR (a)	59,604	3,383
HomeAway, Inc. (a)	107,709	3,824
Netflix, Inc. (a)	3,600	1,624
priceline.com, Inc. (a)	9,090	10,531
zulily, Inc. Class A (d)	75,500	2,861
		38,468
Media - 4.2%
Comcast Corp. Class A	476,101	25,605
The Walt Disney Co.	152,700	13,595
Time Warner Cable, Inc.	40,800	5,854
Twenty-First Century Fox, Inc. Class A	425,828	14,602
		59,656
Multiline Retail - 0.2%
Family Dollar Stores, Inc.	18,400	1,421
Target Corp.	35,700	2,238
		3,659
Specialty Retail - 5.1%
GNC Holdings, Inc.	337,500	13,075
Home Depot, Inc.	347,419	31,872
Restoration Hardware Holdings, Inc. (a)	127,200	10,119
Tiffany & Co., Inc.	89,000	8,572
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
TJX Companies, Inc.	138,600	$ 8,201
Vitamin Shoppe, Inc. (a)	10,200	453
		72,292
Textiles, Apparel & Luxury Goods - 2.0%
Michael Kors Holdings Ltd. (a)	62,163	4,438
NIKE, Inc. Class B	59,986	5,351
Ralph Lauren Corp.	45,000	7,413
Under Armour, Inc. Class A (sub. vtg.) (a)	45,300	3,130
VF Corp.	120,032	7,926
		28,258
TOTAL CONSUMER DISCRETIONARY		259,658
CONSUMER STAPLES - 9.6%
Beverages - 3.9%
Diageo PLC	123,232	3,554
Molson Coors Brewing Co. Class B	48,300	3,595
Monster Beverage Corp. (a)	219,902	20,158
The Coca-Cola Co.	658,548	28,094
		55,401
Food & Staples Retailing - 1.2%
CVS Health Corp.	55,887	4,448
Kroger Co.	109,518	5,695
Walgreen Co.	115,900	6,869
		17,012
Food Products - 3.0%
Associated British Foods PLC	34,800	1,511
Bunge Ltd.	118,952	10,019
Keurig Green Mountain, Inc.	70,400	9,161
Mead Johnson Nutrition Co. Class A	191,229	18,400
WhiteWave Foods Co. (a)	97,419	3,539
		42,630
Tobacco - 1.5%
Lorillard, Inc.	267,491	16,025
Reynolds American, Inc.	100,300	5,918
		21,943
TOTAL CONSUMER STAPLES		136,986
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 5.0%
Energy Equipment & Services - 1.9%
National Oilwell Varco, Inc.	30,100	$ 2,291
Oceaneering International, Inc.	195,000	12,708
Schlumberger Ltd.	120,299	12,233
		27,232
Oil, Gas & Consumable Fuels - 3.1%
Anadarko Petroleum Corp.	39,400	3,997
Cabot Oil & Gas Corp.	406,118	13,276
EOG Resources, Inc.	54,200	5,367
EQT Midstream Partners LP	36,800	3,298
Golar LNG Ltd.	81,000	5,378
Kinder Morgan Holding Co. LLC (d)	195,600	7,499
Noble Energy, Inc.	80,600	5,510
		44,325
TOTAL ENERGY		71,557
FINANCIALS - 5.4%
Banks - 1.7%
Bank of America Corp.	350,428	5,975
JPMorgan Chase & Co.	295,200	17,783
		23,758
Capital Markets - 1.7%
Ameriprise Financial, Inc.	47,400	5,848
Artisan Partners Asset Management, Inc.	87,100	4,534
BlackRock, Inc. Class A	36,500	11,984
The Blackstone Group LP	53,600	1,687
		24,053
Consumer Finance - 1.1%
American Express Co.	84,600	7,406
Capital One Financial Corp.	106,200	8,668
		16,074
Diversified Financial Services - 0.7%
Moody's Corp.	105,700	9,989
Real Estate Investment Trusts - 0.2%
American Tower Corp.	28,000	2,622
TOTAL FINANCIALS		76,496
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 17.3%
Biotechnology - 5.9%
Alexion Pharmaceuticals, Inc. (a)	53,848	$ 8,929
Amgen, Inc.	79,356	11,146
Biogen Idec, Inc. (a)	50,645	16,754
BioMarin Pharmaceutical, Inc. (a)	33,500	2,417
Cubist Pharmaceuticals, Inc.	182,419	12,102
Gilead Sciences, Inc. (a)	225,590	24,014
Intercept Pharmaceuticals, Inc. (a)	18,900	4,473
Vertex Pharmaceuticals, Inc. (a)	41,500	4,661
		84,496
Health Care Equipment & Supplies - 1.8%
Boston Scientific Corp. (a)	1,171,810	13,839
Covidien PLC	121,300	10,494
Novadaq Technologies, Inc. (a)	114,326	1,451
		25,784
Health Care Providers & Services - 1.9%
Cardinal Health, Inc.	94,700	7,095
Community Health Systems, Inc. (a)	67,000	3,671
DaVita HealthCare Partners, Inc. (a)	104,666	7,655
McKesson Corp.	44,765	8,714
		27,135
Health Care Technology - 0.2%
athenahealth, Inc. (a)	24,600	3,240
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	142,100	8,097
Illumina, Inc. (a)	35,018	5,740
		13,837
Pharmaceuticals - 6.5%
AbbVie, Inc.	568,600	32,842
Actavis PLC (a)	101,358	24,456
Allergan, Inc.	29,500	5,257
Bristol-Myers Squibb Co.	48,559	2,485
Jazz Pharmaceuticals PLC (a)	89,800	14,418
Johnson & Johnson	14,700	1,567
Salix Pharmaceuticals Ltd. (a)	23,302	3,641
Teva Pharmaceutical Industries Ltd. sponsored ADR	163,800	8,804
		93,470
TOTAL HEALTH CARE		247,962
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 9.7%
Aerospace & Defense - 1.0%
The Boeing Co.	115,702	$ 14,738
Air Freight & Logistics - 2.4%
Echo Global Logistics, Inc. (a)	119,404	2,812
Hub Group, Inc. Class A (a)	395,000	16,009
United Parcel Service, Inc. Class B	151,299	14,871
		33,692
Airlines - 0.5%
American Airlines Group, Inc.	200,040	7,097
Building Products - 0.4%
A.O. Smith Corp.	117,404	5,551
Construction & Engineering - 0.7%
URS Corp.	172,900	9,961
Industrial Conglomerates - 0.6%
Danaher Corp.	122,200	9,285
Machinery - 1.4%
Cummins, Inc.	66,148	8,730
Deere & Co.	48,600	3,985
Manitowoc Co., Inc.	292,786	6,866
		19,581
Professional Services - 0.1%
Towers Watson & Co.	18,091	1,800
Road & Rail - 2.6%
CSX Corp.	336,944	10,802
J.B. Hunt Transport Services, Inc.	299,074	22,146
Swift Transporation Co. (a)	80,400	1,687
Union Pacific Corp.	26,786	2,904
		37,539
TOTAL INDUSTRIALS		139,244
INFORMATION TECHNOLOGY - 28.1%
Communications Equipment - 1.3%
QUALCOMM, Inc.	242,161	18,106
Internet Software & Services - 10.9%
Alibaba Group Holding Ltd. sponsored ADR	119,700	10,635
Baidu.com, Inc. sponsored ADR (a)	60,600	13,225
Cornerstone OnDemand, Inc. (a)	56,300	1,937
eBay, Inc. (a)	67,000	3,794
Facebook, Inc. Class A (a)	425,315	33,617
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Google, Inc.:
Class A (a)	62,035	$ 36,502
Class C (a)	63,085	36,423
GrubHub, Inc. (d)	42,900	1,469
LinkedIn Corp. (a)	24,200	5,029
NAVER Corp.	7,634	5,840
Twitter, Inc.	155,600	8,026
		156,497
IT Services - 2.2%
Alliance Data Systems Corp. (a)	17,900	4,444
Amdocs Ltd.	30,858	1,416
Fidelity National Information Services, Inc.	104,900	5,906
MasterCard, Inc. Class A	45,800	3,386
Visa, Inc. Class A	75,816	16,177
		31,329
Semiconductors & Semiconductor Equipment - 2.0%
Broadcom Corp. Class A	326,800	13,209
Cree, Inc. (a)	28,766	1,178
First Solar, Inc. (a)	33,900	2,231
Intersil Corp. Class A	416,400	5,917
NXP Semiconductors NV (a)	84,300	5,769
		28,304
Software - 5.7%
Adobe Systems, Inc. (a)	117,600	8,137
Microsoft Corp.	391,273	18,139
Oracle Corp.	578,074	22,129
Red Hat, Inc. (a)	79,700	4,475
salesforce.com, Inc. (a)	313,700	18,047
Tableau Software, Inc. (a)	145,900	10,600
		81,527
Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc.	847,275	85,361
EMC Corp.	40,200	1,176
		86,537
TOTAL INFORMATION TECHNOLOGY		402,300
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 4.1%
Chemicals - 2.9%
E.I. du Pont de Nemours & Co.	79,500	$ 5,705
Methanex Corp.	261,130	17,431
Monsanto Co.	111,467	12,541
Potash Corp. of Saskatchewan, Inc. (d)	164,400	5,693
		41,370
Metals & Mining - 0.8%
Constellium NV (a)	289,500	7,125
United States Steel Corp.	94,600	3,705
		10,830
Paper & Forest Products - 0.4%
Boise Cascade Co. (a)	195,556	5,894
TOTAL MATERIALS		58,094
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.7%
Verizon Communications, Inc.	478,546	23,923
Wireless Telecommunication Services - 0.6%
Drillisch AG	280,002	9,443
TOTAL TELECOMMUNICATION SERVICES		33,366
TOTAL COMMON STOCKS (Cost $1,114,147)		1,425,663
Convertible Preferred Stocks - 0.3%

INFORMATION TECHNOLOGY - 0.3%
Internet Software & Services - 0.3%
Uber Technologies, Inc. 8.00% (e) (Cost $4,470)	72,036	4,470
Money Market Funds - 1.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.12% (b)	8,133,738	$ 8,134
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	13,044,995	13,045
TOTAL MONEY MARKET FUNDS (Cost $21,179)		21,179
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $1,139,796)		1,451,312
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(21,699)
NET ASSETS - 100%		$ 1,429,613
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,470,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Uber Technologies, Inc. 8.00%	6/6/14	$ 4,470
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 5
Fidelity Securities Lending Cash Central Fund	47
Total	$ 52
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 259,658	$ 259,658	$ -	$ -
Consumer Staples	136,986	133,432	3,554	-
Energy	71,557	71,557	-	-
Financials	76,496	76,496	-	-
Health Care	247,962	247,962	-	-
Industrials	139,244	139,244	-	-
Information Technology	406,770	402,300	-	4,470
Materials	58,094	58,094	-	-
Telecommunication Services	33,366	33,366	-	-
Money Market Funds	21,179	21,179	-	-
Total Investments in Securities:	$ 1,451,312	$ 1,443,288	$ 3,554	$ 4,470
Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $1,145,142,000. Net unrealized appreciation aggregated $306,170,000, of which $326,212,000 related to appreciated investment securities and $20,042,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Trend Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Trend Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 28, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 28, 2014